Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2022	2021	2020	2022	2021	2020	2022	2021	2020
IoT Segment
Secure chips	Upon delivery	23,198	16,867	14,317	-	-	-	23,198	16,867	14,317
Total IoT segment revenue		23,198	16,867	14,317	-	-	-	23,198	16,867	14,317
mPKI Segment
Certificates	Upon issuance	-	-	-	111	153	175	111	153	175
Licenses and integration	Upon delivery	107	607	287	149	-	-	256	607	287
SaaS, PCS and hosting	Quarterly or yearly	-	-	-	249	19	-	249	19	-
Total mPKI segment revenue		107	607	287	509	172	175	616	779	462
Total Revenue from continuing operations		23,305	17,474	14,604	509	172	175	23,814	17,646	14,779

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2022	2021	2020
IoT Segment
Switzerland	751	406	278
Rest of EMEA	6,026	3,721	4,228
North America	13,609	10,631	8,217
Asia Pacific	2,745	2,062	1,526
Latin America	67	47	68
Total IoT segment revenue	23,198	16,867	14,317
mPKI Segment
Switzerland	253	596	314
Rest of EMEA	234	98	93
North America	68	58	43
Asia Pacific	-	-	-
Latin America	61	27	12
Total mPKI segment revenue	616	779	462
Total Net sales from continuing operations	23,814	17,646	14,779
*EMEA means Europe, Middle East and Africa

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade accounts receivables
Trade accounts receivable - IoT segment	2,269	2,655
Trade accounts receivable - mPKI segment	194	165
Total trade accounts receivables	2,463	2,820
Contract assets	-	-
Total contract assets	-	-
Contract liabilities - current	105	128
Contract liabilities - noncurrent	8	57
Total contract liabilities	113	185
Deferred revenue
Deferred revenue - mPKI segment	197	192
Total deferred revenue	197	192
Revenue from continuing operations recognized in the period from amounts included in the deferred revenue at the beginning of the year	209	290

Revenue - Schedule of Remaining Performance Obligations
Estimated revenue from remaining performance obligations as at December 31, 2022 (USD'000)	Total
2023	279
2024	31
Total remaining performance obligation from continuing operations	310